CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible notes, discount (in Dollars)		$ 497,961
Convertible notes, related party - discount (in Dollars)	$ 24,089	$ 30,913	$ 0
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	155,546,112	154,292,497	142,132,374
Common Stock, shares outstanding	155,546,112	154,292,497	142,132,374